Statement of financial position, current/non-current	12 Months Ended
Dec. 31, 2023
Statement of financial position [abstract]
Financial Income and Expenses	FINANCIAL INCOME AND EXPENSES

Financial income and expenses	Year ended
(in € thousands)	2021/12/31	2022/12/31	2023/12/31

Financial income
Interest income	274	137	1,709
Foreign exchange gain	8,876	7,470	452
Financial income from renegotiating the convertible bond debt OCEANE	35,578	0	0
Other financial income	52	605	1,519
TOTAL - Financial income	44,780	8,212	3,680
Financial expenses
Interest expenses	(4,846)	(4,341)	(4,553)
Interest expenses for leases	(109)	(69)	(71)
Foreign exchange losses	(2,163)	(340)	(966)
Other financial expenses	(5)	(8)	(23)
TOTAL - Financial expenses	(7,122)	(4,758)	(5,614)
FINANCIAL GAIN (LOSS)	37,658	3,453	(1,934)
Interest income recognized is almost exclusively related to current financial assets. Other financial income similarly is almost exclusively related to accrued interest income for ongoing current financial assets at the end of the year.
The financial expenses are related to the interest of the OCEANEs and they mainly relate to the payment of coupons at the rate of 3.5% and the amortization of the discount of the bond debt at the effective interest rate of 8.8% to accrete the bond debt up to the amount that will be repaid (or converted) at maturity, recognizing a theoretical annual interest accrual as a result of the accretion on the period of an amount equivalent to the equity component at an effective interest rate.
The portion of financial gain related to currency exchange is a net loss of €515 in 2023 notably due to the difference in currency exchange recognized on the cash equivalents and other current financial assets in US dollars, as GENFIT has decided to keep some of its cash in US dollars. See Note 13 - “Cash and cash equivalents”. These cash investments in US dollars are to be used to pay directly expenses in US dollars (natural currency hedge).
Financial income in 2021 included notably the one-time buyback bonus of €35.6 million issued from the renegotiation of the OCEANEs completed in said year.

Summary of Financial Income and Expenses

Financial income and expenses	Year ended
(in € thousands)	2021/12/31	2022/12/31	2023/12/31

Financial income
Interest income	274	137	1,709
Foreign exchange gain	8,876	7,470	452
Financial income from renegotiating the convertible bond debt OCEANE	35,578	0	0
Other financial income	52	605	1,519
TOTAL - Financial income	44,780	8,212	3,680
Financial expenses
Interest expenses	(4,846)	(4,341)	(4,553)
Interest expenses for leases	(109)	(69)	(71)
Foreign exchange losses	(2,163)	(340)	(966)
Other financial expenses	(5)	(8)	(23)
TOTAL - Financial expenses	(7,122)	(4,758)	(5,614)
FINANCIAL GAIN (LOSS)	37,658	3,453	(1,934)

Commitments	COMMITMENTS AND CONTINGENT LIABILITIES
Accounting policies
In accordance with IAS 37, Provisions Contingent Liabilities and Contingent Assets, provisions are recognized when the Group has a present obligation (legal, regulatory, contractual or constructive) as a result of a past event, for which it is probable that an outflow of resources will be required to settle the obligation, and of which the amount can be estimated reliably.
Future milestone and revenue based royalty payments may be recorded pursuant to Contingent liability under IAS 37 or intangible asset under IAS 38. We record a provision when we have a present obligation, whether legal or constructive, as a result of a past event; it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and a reliable estimate can be made of the amount of the outflow of resources. Under IAS 38, we record intangible asset when it is probable that the expected future economic benefits that are attributes to the assets will flow to us and the cost of asset can be measured reliably.
Obligations under the terms of subcontracting agreements
The Group enters into contracts for its business needs with clinical research organizations (CROs) for clinical trials, as well as with Contract Manufacturing Organizations (CMOs) for clinical and commercial supply manufacturing, commercial and pre-commercial activities, research and development activities and other services and products for operating purposes. The Group’s agreements generally provide for termination with specified periods of advance notice.
Such agreements are generally cancellable contracts and not included in the description of the Group’s contractual obligations and commitments.
Obligations under the terms of lease agreements
The Company has guaranteed its rental payment obligation under the lease agreement for the headquarters in Loos, France in the amount of €600 at December 31, 2023 (€600 at December 31, 2022).
Contingent liabilities
•Obligations under the terms of license agreement with Genoscience
The Company has entered into a licensing agreement with Genoscience Pharma whereby we are obligated to pay royalties and milestone payments based on future events that are uncertain and therefore they constitute contingent liabilities not recognized in the Company's consolidated financial statements for the period ending December 31, 2023.
Under the agreement, Genoscience Pharma is eligible for clinical and regulatory milestone payments for up to €50 million and tiered royalties. The first payable milestones are contingent on positive Phase 2 clinical trial results in CCA, and may total up to €20 million, if applicable.
Additional milestones are contingent on positive Phase 3 results. These payments, when due, will be subject to a review to determine if they are eligible for activation pursuant to IAS 38. If so, they will be recorded as capital upon disbursement. Otherwise, they also constitute contingent liabilities which will be recognized when due.
In addition, we also have a right of first negotiation with respect to any license or assignment, or option for a license or an assignment, with any third party to develop or commercialize other Genoscience assets in the field of CCA, to the extent Genoscience is looking to partner the asset with a third party or receives a spontaneous offer for collaboration.
For the period commencing on the date of the agreement until the first regulatory approval of GNS561 for commercialization, Genoscience Pharma has the right to repurchase the license to GNS561 in CCA at a pre-determined price in the event that Genoscience Pharma receives an offer from a third party to acquire or obtain a license to GNS561 in all indications, provided that GENFIT shall first have the opportunity to negotiate the acquisition or license to GNS561 in all indications or match the offer from the third party.
These obligations constitute contingent liabilities not recognized in the Company's consolidated financial statements at December 31, 2022 or December 31, 2023.
•Obligations related to the Versantis acquisition
The company entered into an agreement with the former shareholders of Versantis whereby we are obligated to pay milestone payments based on future events that are uncertain and there therefore they constitute contingent liabilities not recognized in the Company's consolidated financial statements for the period ending December 31, 2023.
Milestone payments total up to 65 million CHF, contingent on the following outcomes:
•positive Phase 2 results related to VS-01-ACLF,
•regulatory approval of VS-01-ACLF, and
•positive Phase 2 results related to VS-02.
Furthermore, the former shareholders of Versantis are eligible to receive 1/3 of the net proceeds resulting from the potential sale of the Priority Review Voucher of VS-01’s pediatric application by GENFIT to a third party, or 1/3 of the fair market value of this Voucher if GENFIT opts to apply it to one of its own programs.
•Obligations related to the licensing agreement with Seal Rock Therapeutics
On May 31, 2023, GENFIT announced the signing of a licensing agreement for the exclusive worldwide rights to the ASK1 inhibitor SRT-015 with Seal Rock Therapeutics, a clinical-stage company based in Seattle, Washington.
Under the terms of the agreement, Seal Rock is eligible for payments of up to €100 million (of which €2 million have been paid in 2023 ), subject to certain regulatory, clinical and commercial outcomes.
Seal Rock is likewise eligible for tiered royalties, applied to the annual sales of licensed products realized by GENFIT.
These obligations constitute contingent liabilities not recognized in the Company's consolidated financial statements at December 31, 2023.
•Obligations related to the licensing agreement with Celloram
On July 28, 2023, GENFIT licensed the exclusive worldwide rights to CLM-022, a first-in-class inflammasome inhibitor, from Celloram Inc., a Cleveland-based biotechnology company.
Under the terms of the agreement:
1.Celloram is eligible for payments of up to €160 million (of which €50 have been paid in 2023), subject to certain regulatory, clinical and commercial outcomes.
2.Celloram is likewise eligible for tiered royalties, applied to the annual sales of licensed products realized by GENFIT.
The conditional payments will be subject to analysis when they are incurred to determine if they are eligible for capitalization in accordance with IAS 38. If so, they will be capitalized. Otherwise, they will be expensed as incurred. In addition, a first milestone of €50 was paid in 2023. This milestone was capitalized in the “Intangible assets” line item on the statement of financial position.
These obligations constitute contingent liabilities not recognized in the Company's consolidated financial statements at December 31, 2023.
Contingent Assets
•Contingent assets related to the licensing agreement with IPSEN
In December 2021, GENFIT and Ipsen Pharma SAS ("Ipsen") entered into an exclusive worldwide licensing agreement (except for China, Hong Kong, Taiwan and Macao, which apply to Terns as noted below) for elafibranor, a Phase 3 asset evaluated in Primary Biliary Cholangitis (PBC), as part of a long-term global partnership ("Collaboration and License Agreement"). Under this agreement we could receive milestone payments based on future events that are uncertain and therefore they constitute contingent assets not recognized in the Company's consolidated financial statements for the period ending December 31, 2023.
•GENFIT is also eligible for total milestone payments up to €360 million (of which €13.3 million has been paid in 2024). These milestone payments constitute future variable income, dependent on the completion of key steps related to the development and sales of the licensed products. As such, in accordance with IFRS 15, this income will be recognized as revenue depending on the completion of these milestones. No such milestone payments were made in 2021 or 2022. In 2023, a milestone of €13.3 million was recognized as revenue and is recognized on the balance sheet in Accounts receivable as of December 31, 2023. Furthermore, we expect to receive future milestone revenue in 2024, subject to approval by applicable regulatory authorities and US and European commercial launches of elafibranor in PBC by Ipsen, representing a total of approximately €75.2 million.
•GENFIT is eligible for tiered double-digit royalties of up to 20%, applied to the annual sales of licensed products realized by Ipsen. As such, in accordance with IFRS 15, this income will be recognized as revenue depending on the realization of these sales. No such royalties were earned in 2021, 2022 or 2023.
•Contingent assets related to the licencing agreement with Terns Pharma
The Company entered into a licensing agreement with Terns Pharma whereby we could receive milestone payments based on future events that are uncertain and therefore they constitute contingent assets not recognized in the Company's consolidated financial statements for the period ending December 31, 2023. The licensing agreement with Terns concerns China, Hong Kong, Taiwan and Macao.
Milestones include Development Milestone Payments upon the achievement of the development milestones for the licensed product and Commercial Milestone Payments upon the achievement of commercial milestones depending on reaching certain aggregate thresholds. There are also potential mid-teen royalties based on sales by Terns Pharmaceuticals in Greater China. The potential Development and Commercial Milestone payments may represent up to $193 million.

Related Parties	RELATED PARTIES
Compensation of key management personnel
The aggregate compensation of the members of the Company’s Board of Directors (including the Chairman of the Board) and to the Chief Executive Officer includes the following:

	Year ended
(in € thousands)	2021/12/31	2022/12/31	2023/12/31
Fixed compensation owed	518	585	614
Variable compensation owed	163	169	170
Attendance fees - board of Directors	488	421	381
Contributions in-kind	23	21	23
Share-based payments	58	74	72
Employer contributions	443	410	396
Consulting fees	0	0	0
TOTAL	1,693	1,680	1,656
Biotech Avenir
Biotech Avenir SAS is a holding company incorporated in 2001 by the Company's founders. Most of its share capital is currently held by individuals, i.e. the four co-founders of the Company and twelve Company employees.
Jean-François Mouney, the Chairman of the Company, is also the Chairman of Biotech Avenir SAS.
At December 31, 2023, Biotech Avenir SAS held 3.79% of the share capital of the Company.
The Company did not carry out any transactions with Biotech Avenir in 2023, 2022, or 2021, with the exception of the domiciliation without charge.
Ipsen Pharma SAS
The licensing agreement signed with Ipsen Pharma SAS in December 2021 provides for a certain number of service agreements that were signed with the Company in 2022 and 2023, notably the Inventory Purchase Agreement, the Transition Services Agreement and the Part B Transition Services Agreement.
These agreements cover support for Ipsen in future proceedings and processes (other than knowledge transfer) and the provision of drug tablets which Ipsen may require to execute its clinical trial. As per the agreement signed with Ipsen in December 2021, the prices under these agreements cover all costs borne by the Company to provide the relevant goods and services, without economic benefit for Ipsen.
See Note 7.1 - "Revenues and other income".